Liquidity risk - Financial liability maturity analysis (Details) - ZAR (R) R in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank overdraft	R 17,720	R 19,449	R 16,374
Liquidity risk | Payable within 1 month or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	58,085	42,720
Accruals and other payables	92,318	92,353
Bank overdraft	17,720	19,449
Total	168,123	154,522
Liquidity risk | Between 1 month and 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	40,009	37,172
Accruals and other payables	68,646	47,610
Bank overdraft	0	0
Total	108,655	84,782
Liquidity risk | Between 1 year and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Total	0	0
Liquidity risk | Between 2 years and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Total	0	0
Liquidity risk | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Accruals and other payables	0	0
Bank overdraft	0	0
Total	R 0	R 0